Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2023	Mar. 31, 2023
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 2,709,258	¥ 2,488,858
Available-for-sale debt securities, Allowance for credit losses	(468)	(144)
Available-for-sale debt securities, Gross unrealized gains	15,977	16,076
Available-for-sale debt securities, Gross unrealized losses	(406,450)	(270,182)
Available-for-sale debt securities, Fair value	2,318,317	2,234,608
Held-to-maturity securities, Amortized cost	115,515	114,759
Total amortized cost	2,824,773	2,603,617
Total allowance for credit losses	(468)	(144)
Total gross unrealized gains	26,075	30,995
Total gross unrealized losses	(407,943)	(270,182)
Total fair values	2,442,437	2,364,286
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	1,073,621	962,969
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	962	2,863
Available-for-sale debt securities, Gross unrealized losses	(262,776)	(164,537)
Available-for-sale debt securities, Fair value	811,807	801,295
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	404,890	389,150
Available-for-sale debt securities, Allowance for credit losses	(246)	(144)
Available-for-sale debt securities, Gross unrealized gains	390	1,146
Available-for-sale debt securities, Gross unrealized losses	(35,223)	(20,906)
Available-for-sale debt securities, Fair value	369,811	369,246
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	892,807	851,525
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	8,971	6,270
Available-for-sale debt securities, Gross unrealized losses	(98,969)	(73,407)
Available-for-sale debt securities, Fair value	802,809	784,388
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	70,307	45,292
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	198	62
Available-for-sale debt securities, Gross unrealized losses	(2,312)	(2,181)
Available-for-sale debt securities, Fair value	68,193	43,173
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	267,633	239,922
Available-for-sale debt securities, Allowance for credit losses	(222)	0
Available-for-sale debt securities, Gross unrealized gains	5,456	5,735
Available-for-sale debt securities, Gross unrealized losses	(7,170)	(9,151)
Available-for-sale debt securities, Fair value	265,697	236,506
Japanese government bond securities and other
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	115,515	114,759
Held-to-maturity securities, Allowance for credit losses	0	0
Held-to-maturity securities, Gross unrealized gains	10,098	14,919
Held-to-maturity securities, Gross unrealized losses	(1,493)	0
Held-to-maturity securities, Fair value	¥ 124,120	¥ 129,678